PROPERTY AND EQUIPMENT, NET (Details)	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
Property and Equipment, Net
Property and equipment subject to depreciation		¥ 2,285,841,686			¥ 4,273,632,029
Less: accumulated depreciation		(539,148,608)			(712,036,846)
Subtotal		1,746,693,078			3,561,595,183
Construction in progress		193,354,521			535,022,537
Property and equipment, net		1,940,047,599		$ 632,408,799	4,096,617,720
Vehicles
Property and Equipment, Net
Property and equipment subject to depreciation		2,216,642,350			4,182,308,204
In-car equipment
Property and Equipment, Net
Property and equipment subject to depreciation		22,997,471			26,640,939
Leasehold improvements
Property and Equipment, Net
Property and equipment subject to depreciation		15,820,487			25,545,379
Software
Property and Equipment, Net
Property and equipment subject to depreciation		10,498,693			11,835,395
Office furniture and equipment
Property and Equipment, Net
Property and equipment subject to depreciation		19,882,685			27,302,112
Vehicles and in-car equipment
Property and Equipment, Net
Depreciation expenses	¥ 457,478,811	277,336,281	¥ 190,462,987
Collateral to secure certain long-term borrowing arrangements		726,565,969			797,852,647
Other property and equipment
Property and Equipment, Net
Depreciation expenses	¥ 17,242,676	¥ 10,106,785	¥ 5,858,341
Capital lease arrangements | Vehicles
Property and Equipment, Net
Property and equipment subject to depreciation				$ 1,479,612	9,584,628
Future minimum lease payments					¥ 0